Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Prepayments and other receivables [Line Items]
V.A.T.	$ 12,083	$ 27,052
Income tax payments in advance	3,460	20,609
Other prepaid taxes	1,995	1,069
Prepayments and other receivables	8,549	8,282
Total prepayments and accrued income	28,323	58,047
Current	27,263	51,016
Non current	1,060	7,031
Entities with joint control or significant influence over entity [member]
Disclosure of Prepayments and other receivables [Line Items]
To be recovered from co-ventures (Note 34)	$ 2,236	$ 1,035	$ 1,819